SHARE-BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017 shares	Dec. 31, 2023 CNY (¥) director shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2023 USD ($) director shares	Jun. 17, 2022 shares	May 28, 2021 shares	Jul. 15, 2020 shares	Dec. 31, 2019 shares	Oct. 29, 2019 shares	Feb. 22, 2019 shares
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 197,817	$ 27,862	¥ 371,000		¥ 621,876
Unrecognized share-based compensation		¥ 91,024							$ 12,820
Recognized over a weighted average vesting period		1 year 3 months 25 days	1 year 3 months 25 days
Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 126,244	$ 17,781	239,272		406,683
Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense		66,758	9,403	117,876		201,926
Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 4,815	$ 678	¥ 13,852		13,267
Tranche Two | Second One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		25.00%	25.00%
Tranche Three | Second One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		25.00%	25.00%
Tranche Four | Second One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		25.00%	25.00%
One Performance Condition
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		75.00%	75.00%
Restricted share units
SHARE-BASED COMPENSATION
Number of shares cancelled		416,374	416,374
Granted		4,883,452	4,883,452
Share based payment award, maximum shares authorized												7,686,081
Number of shares outstanding		1,554,724							1,554,724
Restricted share units | Tranche One | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		25.00%	25.00%
Restricted share units | Tranche One | Second One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		25.00%	25.00%
Restricted share units | Tranche Two | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		25.00%	25.00%
Restricted share units | Tranche Three | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		25.00%	25.00%
Restricted share units | Tranche Four | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		25.00%	25.00%
Restricted share units | One Performance Condition | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		20.00%	20.00%
Restricted share units | Two Performance Conditions | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		40.00%	40.00%
Restricted share units | Three Performance Conditions | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		60.00%	60.00%
Restricted share units | Four Performance Conditions | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		80.00%	80.00%
Share price based awards
SHARE-BASED COMPENSATION
Share based payment award, vesting period		90 days	90 days
Share price based awards | Tranche One
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		75.00%	75.00%
Share price based awards | Tranche Two
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		100.00%	100.00%
2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						¥ 3,126
Share based payment award, maximum shares authorized	13,376,865
Stock options exercisable		1,665,252		1,782,617	1,782,617				1,665,252
Number of shares unvested						10,500
2017 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						¥ 2,835
2017 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						(225)
2017 Plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						516
2017 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Share based payment award, vesting period	3 years
2017 Plan | Employee Stock Option | Tranche Two
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage	50.00%
2017 Plan | Employee Stock Option | Tranche Three
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage	50.00%
2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						4,790
Share based payment award, vesting period		2 years	2 years
Share based payment award, maximum shares authorized													15,452,620		14,005,745
Stock options exercisable		1,173,397							1,173,397
2018 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						4,478
2018 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						55
2018 Plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						257
2018 Plan | Tranche One
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		50.00%	50.00%
2018 Plan | Tranche Two
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage		50.00%	50.00%
2019 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 13	$ 2	¥ 288		707
Share based payment award, maximum shares authorized														100,000
Share based payment award, stock options granted								72,000
Stock options exercisable		72,000		48,000	48,000				72,000
Exercise price | $ / shares								$ 6.09
Number of shares outstanding				72,000	72,000
Number of independent directors | director		3							3
2019 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 13	2	¥ 288		707
2019 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense		0	0	0		0
2019 Plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense		0	0	0		0
2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 13,732	$ 1,933	¥ 45,811		¥ 26,879
Share based payment award, vesting percentage		25.00%	25.00%
Share based payment award, vesting period		4 years	4 years
Share based payment award, maximum shares authorized												10,760,513
Share based payment award, stock options granted		0	0	2,026,300		133,913
Share based payment award, stock options granted exercise price | $ / shares					$ 9.20		$ 18.85
Stock options exercisable		1,299,637		353,949	353,949				1,299,637
Number of shares unvested		291,751	291,751	170,490		111,495
Share based compensation arrangement, shares vested		1,125,680	1,125,680
2020 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 9,189	$ 1,294	¥ 25,897		¥ 8,702
2020 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense		3,244	457	17,068		14,915
2020 Plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense		1,299	182	2,846		3,262
2020 Plan | Restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 16,464	$ 2,319	¥ 59,668		¥ 354,272
Number of shares granted				755,734		1,649,045
Restricted share units were vested but not issued as ordinary shares		0	0	755,734		1,649,045
2020 Plan | Restricted share units | Third One Third Portion
SHARE-BASED COMPENSATION
Number of days for calculating the weighted average market value of shares		30 days	30 days
Share based compensation equity instruments other than options aggregate fair value vested in period | $			$ 2,000,000
2020 Plan | Restricted share units | Second One Third Portion
SHARE-BASED COMPENSATION
Number of days for calculating the weighted average market value of shares		30 days	30 days
Average market value of shares		20.00%	20.00%
2020 Plan | Restricted share units | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 10,232	$ 1,441	¥ 37,399		¥ 227,392
2020 Plan | Restricted share units | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense		4,657	656	18,055		118,368
2020 Plan | Restricted share units | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 1,575	$ 222	4,214		8,512
2020 Plan | Restricted share unit, special awards
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						58,887
Restricted share units were vested but not issued as ordinary shares								1,328,120
Number of additional shares authorized		1,446,875	1,446,875
2020 Plan | Restricted share unit, special awards | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						54,011
2020 Plan | Restricted share unit, special awards | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						4,156
2020 Plan | Restricted share unit, special awards | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥						720
2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 35,761	$ 5,037	¥ 114,799		¥ 55,656
Share based payment award, vesting percentage		25.00%	25.00%
Share based payment award, vesting period		4 years	4 years
Share based payment award, maximum shares authorized											12,023,618
Share based payment award, stock options granted		322,575	322,575	2,787,738		2,698,245
Share based payment award, stock options granted exercise price | $ / shares			$ 6.20		$ 9.20		$ 26.43
Stock options exercisable		1,569,157		519,377	519,377				1,569,157
Number of shares unvested		770,989	770,989	880,304		253,805
Share based compensation arrangement, shares vested		1,451,080	1,451,080
2021 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 25,683	$ 3,617	¥ 75,980		¥ 35,226
2021 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense		8,540	1,203	36,104		20,430
2021 Plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense		1,538	217	2,715
2021 Plan | Restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 36,369	$ 5,123	¥ 150,434		¥ 117,559
Number of shares granted		2,080,299	2,080,299
Number of shares cancelled		206,519	206,519	301,908		170,913
Granted		2,080,299	2,080,299	821,215		1,827,166
Share based payment award, maximum shares authorized											6,011,809
Number of shares outstanding		1,415,338		1,035,973	1,035,973	1,656,253	1,656,253		1,415,338
2021 Plan | Restricted share units | Second One Third Portion
SHARE-BASED COMPENSATION
Average market value of shares		20.00%	20.00%
2021 Plan | Restricted share units | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 25,471	$ 3,588	¥ 99,708		¥ 73,332
2021 Plan | Restricted share units | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense		10,495	1,478	46,649		44,227
2021 Plan | Restricted share units | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense		403	57	¥ 4,077		¥ 0
2022 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 33,683	$ 4,744
Number of shares granted		4,883,452	4,883,452
Share based payment award, vesting percentage		25.00%	25.00%
Share based payment award, vesting period		4 years	4 years
Share based payment award, maximum shares authorized										13,148,594
Share based payment award, stock options granted		6,672,944	6,672,944	0
Share based payment award, stock options granted exercise price | $ / shares			$ 2.60
Stock options exercisable		1,468,707							1,468,707
Number of shares unvested		812,507	812,507
Share based compensation arrangement, shares vested		1,593,640	1,593,640
2022 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 20,231	$ 2,849
2022 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense		13,452	1,895
2022 Plan | Restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expense		61,795	8,704
Share based payment award, maximum shares authorized										5,478,577
2022 Plan | Restricted share units | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense		35,425	4,990
2022 Plan | Restricted share units | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 26,370	$ 3,714